INVENTORIES (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
INVENTORIES
Total current inventories	Rp 901	$ 54	Rp 1,096	Rp 997
Gross or Cost
INVENTORIES
SIM cards and prepaid vouchers	457		676
Others (each below Rp100 billion)	504		480
Total current inventories	961		1,156
Provision for obsolescence
INVENTORIES
Total current inventories	Rp (60)		Rp (60)